Property, Plant and Equipment (Summary of Reconciliation of Changes in Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 20,016
Property, plant and equipment - ROU assets - IFRS Adjustment	1,162	$ 1,108
Acquisitions (Note 25)	140	10
Additions	2,253	1,768
Additions - ROU	281	378
Disposals	46	86
Transfers	0	0
Foreign currency translation and other	2	(101)
Depreciation	(1,320)	(1,287)
Depreciation - ROU	339	307
Impairment		33
Ending balance	21,767	20,016
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,908
Ending balance	20,605	18,908
Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,016	19,660
Ending balance	21,767	20,016
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	34,818
Ending balance	37,223	34,818
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(14,802)
Ending balance	(15,456)	(14,802)
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	28	29
Acquisitions (Note 25)	12	2
Additions	17	7
Additions - ROU	0	0
Disposals	9	29
Transfers	35	38
Foreign currency translation and other	5	2
Depreciation	(35)	(35)
Depreciation - ROU	$ 2	2
Useful Life Range	1 – 85
Land Improvements 1 [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,044
Ending balance	1,173	1,044
Land Improvements 1 [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,073	1,090
Ending balance	1,201	1,073
Land Improvements 1 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,547
Ending balance	1,605	1,547
Land Improvements 1 [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(474)
Ending balance	(404)	(474)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	384	375
Acquisitions (Note 25)	40	3
Additions	9	18
Additions - ROU	51	140
Disposals	13	21
Transfers	163	142
Foreign currency translation and other	2	(34)
Depreciation	(185)	(191)
Depreciation - ROU	$ 58	57
Useful Life Range	1 – 70
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 5,930
Ending balance	5,956	5,930
Buildings and Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,305	6,305
Ending balance	6,340	6,305
Buildings and Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,584
Ending balance	8,795	8,584
Buildings and Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,279)
Ending balance	(2,455)	(2,279)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	750	704
Acquisitions (Note 25)	23	5
Additions	25	97
Additions - ROU	230	238
Disposals	24	35
Transfers	1,281	874
Foreign currency translation and other	55	(41)
Depreciation	(1,006)	(991)
Depreciation - ROU	$ 279	248
Useful Life Range	1 – 80
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 9,517
Ending balance	10,267	9,517
Machinery And Equipment [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,221	10,336
Ending balance	11,017	10,221
Machinery And Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,627
Ending balance	22,023	20,627
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(10,406)
Ending balance	(11,006)	(10,406)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	0	0
Additions	0	0
Additions - ROU	0	0
Disposals	0	0
Transfers	170	145
Foreign currency translation and other	30	55
Depreciation	(94)	(70)
Depreciation - ROU	$ 0	0
Useful Life Range	1 – 60
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 853
Ending balance	1,108	853
Mine development costs [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	853	723
Ending balance	1,108	853
Mine development costs [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,496
Ending balance	2,699	2,496
Mine development costs [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,643)
Ending balance	(1,591)	(1,643)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	65	0
Additions	2,202	1,646
Additions - ROU	0	0
Disposals	0	1
Transfers	(1,649)	(1,199)
Foreign currency translation and other	(90)	(83)
Depreciation	0	0
Depreciation - ROU	0	0
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,564
Ending balance	2,101	1,564
Assets Under Construction [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,564	1,206
Ending balance	2,101	1,564
Assets Under Construction [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,564
Ending balance	2,101	1,564
Assets Under Construction [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0
Ending balance	$ 0	$ 0